UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2011
Check here [ ] if Amendment; Amendment Number
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Telluride Asset Management LLC
Address:		1000 Parkers Lake Road
			Wayzata, MN 55391

Form 13F File Number: 28-11432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark Kuper
Title:		Authorized Agent
Phone:		952-653-6446

Signature, Place, and Date of Signing:
13
	Mark Kuper	Wayzata, MN  	January 13, 2012
	[Signature]	[City, State]	 [Date]

[X]	13F HOLDINGS REPORT.  (Check here if all holdings
 of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total	12

Form 13F Information Table Value Total	66961
					(thousands)

List of Other Included Managers:	NONE

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1	2	3	4	5		6	7	8
			VALUE	SHRS OR	SH/PUT/	INV	OTHER	VOTING
NAME OF ISSUER	CLASS	CUSIP	(x$1000)	PRN AMT	PRN CALL	DESC	MGRS	S SH N
GENERAL MOTORS	COM	37045V10	405	SHRS	20000	SOLE	NONE	X
GENERAL MOTORS	P	37045V95	405	SHRS	20000	SOLE	NONE	X
ISHARES SILVER TRUST	P	46428Q95	1029	SHRS	38200	SOLE	NONE	X
ISHARES SILVER TRUST	C	46428Q90	4720	SHRS	175200	SOLE	NONE	X
POWERSHARES DB CMDTY IDX TRA	P	73935S95	242	SHRS	9000	SOLE	NONE	X
POWERSHS DB MULTI SECT COMM	P	73936B95	231	SHRS	8000	SOLE	NONE	X
POWERSHS DB MULTI SECT COMM	C	73936B90	540	SHRS	18700	SOLE	NONE	X
SELECT SECTOR SPDR TR	P	81369Y95	1300	SHRS	100000	SOLE	NONE	X
SPDR GOLD TRUST	COM	78463V10	14393	SHRS	94700	SOLE	NONE	X
SPDR GOLD TRUST	P	78463V95	14393	SHRS	94700	SOLE	NONE	X
UNITED STATES OIL FUND LP	P	91232N95	15911	SHRS	417500	SOLE	NONE	X
UNITED STATES OIL FUND LP	C	91232N90	13392	SHRS	351400	SOLE	NONE	X
TOTAL			66961